INVENTORIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Schedule of Inventory, Net of Reserves

	As of June 30,	As of December 31,
	2023	2022
Raw materials	$598,160	$577,799
Work in process	17,701	37,351
Finished goods	62,427	133
Total	$678,288	$615,283

	As of December 31,
	2022	2021
Raw materials	$577,799	$575,154
Work in process	37,351	15,803
Finished goods	133	1,215
Total	$615,283	$592,172